3 Segment Information (Details Narrative) - Number	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations [member]
Disclosure of operating segments [line items]
Number of reportable operating segments	3	3	1
Discontinued operations [member]
Disclosure of operating segments [line items]
Number of customer accounted least 10% of total revenue	4